LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES

At June 30, 2022, future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year were as follows:

Total
Year Ended December 31,
2022 (excluding the six months ended June 30, 2022)	63,650
2023	131,150
Thereafter	-
194,800
Less: Imputed interest	(11,880)
Operating lease liabilities	182,920

Operating lease liability - current	118,848
Operating lease liability - non-current	$64,072

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2021 were as follows:

Total
Year Ended December 31,
2022	127,300
2023	131,150
Thereafter	-
258,450
Less: Imputed interest	(20,488)
Operating lease liabilities	237,962

Operating lease liability - current	112,322
Operating lease liability - non-current	$125,640

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION UNDER OPERATING LEASE	The following summarizes other supplemental information about our operating leases as of June 30, 2022:
Weighted average discount rate	8%
Weighted average remaining lease term (years)	1.54

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2021:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	2.04

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES

At June 30, 2022, future minimum lease payments under the finance lease obligations, are as follows:

Total

2022 (excluding the six months ended June 30, 2022)	$33,285
2023	10,496
Thereafter	-
43,781
Less: Imputed interest	(1,867)
Finance lease liabilities	41,914

Finance lease liability	41,914
Finance lease liability - non-current	$-

At December 31, 2021, future minimum lease payments under the finance lease obligations, are as follows:

Total

2022	78,379
2023	10,496
Thereafter	-
88,875
Less: Imputed interest	(5,766)
Finance lease liabilities	83,109

Finance lease liability	72,768
Finance lease liability - non-current	$10,341

SCHEDULE OF FINANCE LEASE ASSETS

As of June 30, 2022 and December 31 2021, finance lease assets are included in property and equipment as follows:

	June 30,	December 31,
	2022	2021
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(231,156)	(192,928)
Finance lease assets, net of accumulated depreciation	$36,128	$74,356

As of December 31, 2021 and 2020, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2021	2020
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(192,928)	(87,337)
Finance lease assets, net of accumulated depreciation	$74,356	$179,947